Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Balance Sheet [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency - RMB:1USD	7.1586	7.1268
Profit/Loss [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency - RMB:1USD	7.1599	7.1326	6.9415